Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance	$ 673	$ 546
Liabilities incurred	30	35
Liabilities settled	(80)	(37)
Accretion	(32)	30
Acquisition of liabilities	2	1
Revisions in estimated cash flows	179	72
Revisions in discount rates	(6)	36
Reversals	(3)	(6)
Change in foreign exchange rates		(4)
Balance	$ 827	673
Minimum
Reconciliation of changes in other provisions [abstract]
Increase (decrease) in discount rates, other provisions	(0.30%)
Maximum
Reconciliation of changes in other provisions [abstract]
Increase (decrease) in discount rates, other provisions	(0.90%)
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	$ 608	501
Liabilities incurred	8	1
Liabilities settled	(18)	(18)
Accretion	(32)	30
Acquisition of liabilities	2	1
Revisions in estimated cash flows	167	61
Revisions in discount rates	(6)	36
Reversals	0	0
Change in foreign exchange rates		(4)
Balance	793	608
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance	65	45
Liabilities incurred	22	34
Liabilities settled	(62)	(19)
Accretion	0	0
Acquisition of liabilities	0	0
Revisions in estimated cash flows	12	11
Revisions in discount rates	0	0
Reversals	(3)	(6)
Change in foreign exchange rates		0
Balance	$ 34	$ 65